Fair Value Measurements	12 Months Ended
Jun. 30, 2011
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7: FAIR VALUE MEASUREMENTS
Financial assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair Value Measurements
			Quoted Prices in
			Active Markets		Significant Other		Significant
			for Identical Instruments		Observable Inputs		Unobservable Inputs
	Recorded Value		Level 1		Level 2		Level 3
June 30,	2011	2010	2011	2010	2011	2010	2011	2010

Assets:
Marketable securities	$10,881	$8,592	$10,881	$8,592

Liabilities:
Cross-currency swaps		$10,910				$10,910
Interest rate swap		316				316

Total Liabilities		$11,226				$11,226

Marketable securities in the previous table are held in a rabbi trust for a non-qualified deferred compensation plan. The marketable securities are included in other assets in the consolidated balance sheets. The fair values were derived using quoted market prices.
Fair values for cross-currency and interest rate swaps shown in the previous table were derived based on valuation models using foreign currency exchange rates and inputs readily available in the public swap markets for similar instruments adjusted for terms specific to these instruments. Since the inputs used to value these instruments were observable and the counterparties were creditworthy, the Company classified them as Level 2 inputs. These liabilities have been settled in fiscal 2011, the balances at June 30, 2010 were included in other current liabilities in the consolidated balance sheets.